Leases - Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Operating cash flow information:
Operating cash flow from operating leases	$ 1,666	$ 701
Non-cash activity:
Right-of-use assets obtained in exchange for lease obligations	$ 214	$ 0